Schedule of Lease Cost (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Finance lease and operating lease costs	$ 66,726	$ 37,465
Expenses relating to short-term leases	5,510	11,210
Total lease cost	$ 72,236	$ 48,675